GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 92.8%
Equity – 92.1%
14,101,197	Goldman Sachs US Equity Dividend and Premium Fund	$207,569,623
12,373,453	Goldman Sachs International Equity Dividend and Premium Fund	84,510,684
1,421,108	Goldman Sachs Small Cap Equity Insights Fund	33,623,408
2,614,207	Goldman Sachs Emerging Markets Equity Insights Fund	23,214,155
1,167,703	Goldman Sachs International Small Cap Insights Fund	14,187,587
271,395	Goldman Sachs MLP Energy Infrastructure Fund	8,000,730
563,823	Goldman Sachs Global Infrastructure Fund	7,735,645
652,797	Goldman Sachs Global Real Estate Securities Fund	6,997,987
97,002	Goldman Sachs Energy Infrastructure Fund	1,136,869

		386,976,688

Fixed Income – 0.7%
317,210	Goldman Sachs High Yield Floating Rate Fund	2,835,857

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $283,230,340)		$389,812,545

Exchange Traded Funds – 0.8%
13,639	Alerian MLP ETF	$ 549,652
10,942	Energy Select Sector SPDR Fund	954,143
10,957	Health Care Select Sector SPDR Fund	1,448,844
28,200	Sprott Physical Uranium Trust	333,758

TOTAL EXCHANGE TRADED FUNDS (Cost $3,057,367)		$ 3,286,397

Shares	Dividend Rate	Value

Investment Company – 5.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
21,228,019	0.660%	$ 21,228,019
(Cost $21,228,019)

TOTAL INVESTMENTS – 98.7% (Cost $307,515,726)		$414,326,961

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		5,608,636

NET ASSETS – 100.0%		$419,935,597

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Bank of America	USD	7,646,644	GBP	5,739,415	6/15/2022	$413,908
Barclays Bank PLC	USD	5,610,490	CHF	5,140,844	6/15/2022	246,860
Barclays Bank PLC	USD	17,239,005	EUR	15,464,225	6/15/2022	625,340
Barclays Bank PLC	USD	12,656,099	JPY	1,456,272,100	6/15/2022	1,337,643
Citigroup Global Markets	USD	3,822,466	AUD	5,249,962	6/15/2022	53,978
JP Morgan & Chase Co.	USD	1,371,312	HKD	10,750,000	6/15/2022	882
Morgan Stanley Co., Inc.	EUR	40,000	USD	42,224	6/15/2022	749
Morgan Stanley Co., Inc.	USD	374,800	NOK	3,500,000	6/15/2022	1,327
State Street Global Markets	USD	249,428	GBP	190,000	6/15/2022	9,993

TOTAL						$2,690,680

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	228,773	ILS	760,000	6/15/2022	$(384)
Barclays Bank PLC	USD	15,442	JPY	2,000,000	6/15/2022	(102)
BNP Paribas Securities	USD	97,111	NZD	150,000	6/15/2022	(610)
HSBC Bank USA	CHF	270,000	USD	293,440	6/15/2022	(11,739)
JP Morgan & Chase Co.	USD	1,319,754	DKK	9,300,000	6/15/2022	(23,243)
Morgan Stanley Co., Inc.	USD	113,341	CHF	110,000	6/15/2022	(1,427)
Morgan Stanley Co., Inc.	USD	600,556	SGD	830,000	6/15/2022	(5,239)
RBC Capital Markets LLC	USD	255,756	AUD	360,000	6/15/2022	(2,656)
State Street Global Markets	EUR	1,000,000	USD	1,109,420	6/15/2022	(35,091)
State Street Global Markets	USD	213,603	GBP	170,000	6/15/2022	(629)
The Bank of New York Mellon	JPY	74,000,000	USD	609,682	6/15/2022	(34,538)
UBS Financial Services	USD	1,691,686	SEK	16,575,000	6/15/2022	(6,321)

TOTAL						$(121,979)

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	6	06/17/22	$1,262,369	$(22,994)
U.S. Treasury 10 Year Note	34	09/21/22	4,083,201	(23,920)
U.S. Treasury 2 Year Note	47	09/30/22	9,927,502	(6,463)
U.S. Treasury 5 Year Note	24	09/30/22	2,712,049	(1,362)

Total Futures Contracts				$(54,739)

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index	0.000%(b)	J.P. Morgan Securities LLC	07/07/2022	$ 1,289	$23,362
SX7T Index	0.000(c)	Barclays Bank PLC	04/05/2023	EUR 1,531	72,360

TOTAL					$95,722

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made monthly.
(c)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At May 31, 2022, the Portfolio had the following purchased option contracts:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	520,000	$520,000	$26,911	$11,563	$15,348

Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/07/2023	(520,000)	$(520,000)	$(26,911)	$(9,527)	$(17,384)

TOTAL								$(2,036)

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
S&P 500 Index	$4,050.000	07/18/2022	321	$321	$59,873	$47,090	$12,783

Written Option Contracts:
Puts
S&P 500 Index	$4,004.970	01/02/2023	(1,263)	$(1,263)	$(300,956)	$(257,829)	$(43,127)
XLV Index	125.580	12/30/2022	(10,982)	(10,982)	(58,708)	(81,587)	22,879
S&P 500 Index	3,983.470	12/22/2030	(327)	(327)	(75,533)	(96,644)	21,111
S&P 500 Index	3,800.000	08/19/2022	(311)	(311)	(25,653)	(47,660)	22,007
S&P 500 Index	3,645.000	01/20/2023	(321)	(321)	(47,499)	(54,891)	7,392

				(13,204)	(508,349)	(538,611)	30,262

TOTAL				$(12,883)	$(448,476)	$(491,521)	$43,045

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 90.4%
Equity – 89.8%
57,823,271	Goldman Sachs US Tax-Managed Equity Fund	$1,905,855,029
60,160,848	Goldman Sachs International Tax-Managed Equity Fund	661,769,324
20,452,509	Goldman Sachs Emerging Markets Equity Insights Fund	181,618,277
9,726,628	Goldman Sachs International Small Cap Insights Fund	118,178,529
2,220,570	Goldman Sachs MLP Energy Infrastructure Fund	65,462,402
4,614,237	Goldman Sachs Global Infrastructure Fund	63,307,326
5,411,863	Goldman Sachs Global Real Estate Securities Fund	58,015,169
767,730	Goldman Sachs Energy Infrastructure Fund	8,997,798

		3,063,203,854

Fixed Income – 0.6%
2,510,572	Goldman Sachs High Yield Floating Rate Fund	22,444,517

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $1,845,937,791)		$3,085,648,371

Exchange Traded Funds – 0.8%
107,948	Alerian MLP ETF	$ 4,350,304
89,150	Energy Select Sector SPDR Fund	7,773,880
86,724	Health Care Select Sector SPDR Fund	11,467,515
233,000	Sprott Physical Uranium Trust	2,757,647

TOTAL EXCHANGE TRADED FUNDS (Cost $24,590,155)		$ 26,349,346

Shares	Dividend Rate	Value

Investment Company – 7.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
253,986,368	0.660%	$ 253,986,368
(Cost $253,986,368)

TOTAL INVESTMENTS – 98.6% (Cost $2,124,514,314)		$3,365,984,085

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		46,579,125

NET ASSETS – 100.0%		$3,412,563,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Bank of America	EUR	9,170,000	USD	9,527,199	6/15/2022	$324,398
Bank of America	USD	61,034,395	GBP	45,811,169	6/15/2022	3,303,757
Barclays Bank PLC	USD	44,192,256	CHF	40,492,984	6/15/2022	1,944,444
Barclays Bank PLC	USD	137,410,568	EUR	123,263,958	6/15/2022	4,984,528
Barclays Bank PLC	USD	97,989,562	JPY	11,275,154,282	6/15/2022	10,356,673
Citigroup Global Markets	GBP	1,570,000	USD	1,916,415	6/15/2022	62,078
Citigroup Global Markets	USD	29,760,678	AUD	40,874,774	6/15/2022	420,261
Standard Chartered Bank	CHF	3,260,000	USD	3,256,200	6/15/2022	145,077
State Street Global Markets	USD	2,952,163	AUD	3,940,000	6/15/2022	123,983
State Street Global Markets	USD	3,334,459	GBP	2,540,000	6/15/2022	133,584
UBS Financial Services	AUD	2,480,000	USD	1,705,347	6/15/2022	74,827

TOTAL						$21,873,610

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Bank of America	USD	9,502,225	DKK	67,960,000	6/15/2022	$(311,763)
Barclays Bank PLC	USD	10,324,962	HKD	81,010,000	6/15/2022	(2,346)
Barclays Bank PLC	JPY	741,000,000	USD	5,772,719	6/15/2022	(13,510)
Barclays Bank PLC	USD	2,677,245	NOK	26,350,000	6/15/2022	(134,472)
Citigroup Global Markets	USD	692,874	NZD	1,110,000	6/15/2022	(30,259)
Deutsche Bank Securities	USD	12,349,094	SEK	124,875,000	6/15/2022	(443,584)
State Street Global Markets	EUR	5,340,000	USD	5,924,303	6/15/2022	(187,386)
State Street Global Markets	USD	4,532,326	SGD	6,330,000	6/15/2022	(87,776)
UBS Financial Services	USD	1,635,717	ILS	5,600,000	6/15/2022	(52,815)

TOTAL						$(1,263,911)

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	50	06/17/22	$10,525,693	$(197,568)
U.S. Treasury 10 Year Note	275	09/21/22	33,027,124	(194,702)
U.S. Treasury 2 Year Note	382	09/30/22	80,686,791	(51,963)
U.S. Treasury 5 Year Note	196	09/30/22	22,148,404	(11,123)

Total Futures Contracts				$(455,356)

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index	0.000%(b)	J.P. Morgan Securities LLC	07/07/2022	$ 10,504	$190,414
SX7T Index	0.000(c)	Barclays Bank PLC	04/05/2023	EUR 12,463	589,046

TOTAL					$779,460

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made monthly.
(c)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At May 31, 2022, the Portfolio had the following purchased option contracts:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
Call USD/Put EUR	Morgan Stanley and Co.	$0.011	03/08/2023	4,080,000	$4,080,000	$211,148	$86,064	$125,084

Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$0.011	03/08/2023	(4,080,000)	$(4,080,000)	$(211,148)	$(70,060)	$(141,088)

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
S&P 500 Index	$4,050.000	07/18/2022	2,606	$2,606	$486,074	$382,300	$103,774

Written Option Contracts:
Puts
S&P 500 Index	$4,004.970	01/02/2023	(9,983)	$9,983	$(2,378,815)	$(2,037,930)	$(340,885)
XLV Index	125.580	01/02/2023	(86,799)	86,799	(464,010)	(644,838)	180,828
S&P 500 Index	3,983.470	01/02/2023	(2,577)	2,577	(595,253)	(761,626)	166,373
S&P 500 Index	3,800.000	08/22/2022	(2,486)	2,486	(205,063)	(380,980)	175,917
S&P 500 Index	3,645.000	01/23/2023	(2,606)	2,606	(385,616)	(445,627)	60,011

				104,451	(4,028,757)	(4,271,001)	242,244

TOTAL				$107,057	$(3,542,683)	$(3,888,701)	$346,018

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2022:

ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Equity Funds	$389,812,545	$—	$—
Exchange Traded Funds	3,286,397	—	—
Investment Company	21,228,019	—	—

Total	$414,326,961	$—	$—

Derivative Type

Assets
Forward Foreign Currency Contracts(a)	$—	$2,690,680	$—
Options	—	86,784	—
Credit Default Swap Contracts(a)	—	95,722	—

Total	$—	$2,873,186	$—

Liabilities
Forward Foreign Currency Contracts(a)	$—	$(121,979)	$—
Futures Contracts(a)	(54,739)	—	—
Options	—	(535,260)	—

Total	$(54,739)	$(657,239)	$—

TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Equity Funds	$3,085,648,371	$—	$—
Exchange Traded Funds	26,349,346	—	—
Investment Company	253,986,368	—	—

Total	$3,365,984,085	$—	$—

Derivative Type

Assets
Forward Foreign Currency Contracts(a)	$—	$21,873,610	$—
Options	—	697,222	—
Credit Default Swap Contracts(a)	—	779,460	—

Total	$—	$23,350,292	$—

Liabilities
Forward Foreign Currency Contracts(a)	$—	$(1,263,911)	$—
Futures Contracts(a)	(455,356)	—	—
Options	—	(4,239,905)	—

Total	$(455,356)	$(5,503,816)	$—

(a)	Amount shown represents unrealized gain at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Investments in the Underlying Funds — The Funds invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of May 31, 2022, the Enhanced Dividend Global Equity Portfolio invested 49.4% and 20.1% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of May 31, 2022, the Tax-Advantaged Global Equity Portfolio invested 55.8% and 19.4% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or the Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or an Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.